UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Partnership
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas  76102

Form 13F File Number:  28-5277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     John Fant
Title:    Vice President of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ John Fant        Fort Worth, Texas     February 8, 2002

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $84,255     (thousands)


List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE   SHARES/   SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT   PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE
AOL TIME WARNER INC  COM   00184A105    2013     62703   SH               Sole         62703
EGAIN
 COMMUNICATIONS      COM   28225C103     693    707278   SH               Sole        707278
IVEX PACKAGING
 CORP DEL            COM   465855104    3434    180721   SH               Sole        180721
MERISTAR
 HOSPITALITY CORP    COM   58984Y103     650     45754   SH               Sole         45754
MERISTAR HOTELS &
 RESORTS INC         COM   589988104      32     45754   SH               Sole         45754
QWEST
 COMMUNICATIONS INTL COM   749121109    1617    114403   SH               Sole        114403
TERRA NETWORKS S A
               SPONSORED   88100W103     212     26997   SH               Sole         26997
WASHINGTON MUT INC   COM   939322103   75604   2312046   SH               Sole       2312046
